Dividends-Additional Information (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014
Dividends [Abstract]
Target percentage used to determine annual variable dividend	33.33%	33.33%	33.33%
Gainshare factor used to determine annual variable dividend range, minimum	0
Gainshare factor used to determine annual variable dividend range, maximum	2
Gainshare factor used to determine annual variable dividend	1.67	1.60	1.32
Minimum Payments of Ordinary Dividends, Common Stock	$ 0